Deferred tax - Movement in deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in deferred tax assets and liabilities
Balance at beginning of period	$ (136)	$ (115)	$ (112)
Credited/(charged) to the income statement	15	(8)	2
Credited/(charged) to other comprehensive income	4	(17)
Exchange	13	4	(5)
Balance at end of period	(104)	(136)	(115)
Assets
Movement in deferred tax assets and liabilities
Balance at beginning of period	138	135	123
Credited/(charged) to the income statement	36	14	5
Credited/(charged) to other comprehensive income	(21)	(5)
Exchange	(4)	(6)	7
Balance at end of period	149	138	135
Liabilities
Movement in deferred tax assets and liabilities
Balance at beginning of period	(274)	(250)	(235)
Credited/(charged) to the income statement	(21)	(22)	(3)
Credited/(charged) to other comprehensive income	25	(12)
Exchange	17	10	(12)
Balance at end of period	$ (253)	$ (274)	$ (250)